Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net revenues	$ 17,286	$ 16,128	$ 12,761
Product segments
Segment Reporting Information [Line Items]
Net revenues	17,270	16,108	12,739
ADG | Product segments
Segment Reporting Information [Line Items]
Net revenues	7,848	5,969	4,350
AMS | Product segments
Segment Reporting Information [Line Items]
Net revenues	3,991	4,911	4,587
MDG | Product segments
Segment Reporting Information [Line Items]
Net revenues	5,431	5,228	3,802
Others
Segment Reporting Information [Line Items]
Net revenues	$ 16	$ 20	$ 22